Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions Table
Schedule of general and administrative costs with related parties
					Net balance receivable (payable)
	Years ended December 31,				as at December 31,
	2018	2017	2016	2018	2017

Key management compensation:
Executive salaries and remuneration (1)	$490	$720	$460	$-	$-
Severance	184	-	-	-	-
Directors fees	27	98	8	(7)	(2)
Share-based payments	118	351	245	-	-
	$819	$1,169	$713	$(7)	$(2)

Net office, sundry, rent and salary allocations recovered from (incurred to) company(ies) sharing certain common director(s) (2)	2	(16)	(41)	1	1